Document and Entity Information	12 Months Ended
Dec. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 31, 2012
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Jul. 22, 2013
Document Effective Date	Jul. 22, 2013
Prospectus Date	Dec. 28, 2012